FINANCIAL INSTRUMENTS (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Amount Restated Through Reserve Of Cash Flow Hedges	$ (1,918)	$ 0	$ 0
Gains (losses) on cash flow hedges	30,321	22,212	84,045
Recycle of cash flow hedges to profit or loss	15,286	16,965	10,198
Income tax relating to cash flow hedges	(4,474)	(5,917)	(20,055)
Recycle of income tax	0	(4,326)	(2,700)
In Accordance With IAS39 And IFRS9 [Member]
Disclosure Of Financials Instruments [Line items]
Reserve of cash flow hedges	4,752	1,096	(55,396)
Reserve of cash flow hedges		4,752	1,096
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Reserve of cash flow hedges	4,752	1,096	(55,396)
Gains (losses) on cash flow hedges	30,321	22,212	84,045
Recycle of cash flow hedges to profit or loss	(15,286)	(16,965)	(10,198)
Income tax relating to cash flow hedges	(4,474)	(5,917)	(20,055)
Recycle of income tax	0	4,326	2,700
Reserve of cash flow hedges	$ 13,395	$ 4,752	$ 1,096